EARNINGS (LOSS) PER SHARE	12 Months Ended
Dec. 31, 2025
Earnings Per Share [Abstract]
EARNINGS (LOSS) PER SHARE
NOTE 13—EARNINGS (LOSS) PER SHARE
The Company treats its common stock and Class B common stock as one class of stock for EPS purposes as both classes of stock participate in earnings, dividends and other distributions on the same basis.
On January 13, 2025, the 3.0 million restricted shares previously issued to our former CEO on November 5, 2020, which was a participating security, was forfeited by our former CEO pursuant to the Employment Transition Agreement. The Company calculated basic EPS using the two-class method prior to the restricted shares being forfeited because those restricted shares were unvested and had a non-forfeitable dividend right in the event the Company declared a cash dividend on its common shares and would have participated in all other distributions of the Company in the same manner as all other People Incorporated common shares. Diluted EPS is calculated on the most dilutive basis, which excludes stock-based awards that would be anti-dilutive, including prior to its forfeiture the restricted shares previously granted to our former CEO.
Basic EPS is computed by dividing net earnings (loss) attributable to holders of People Incorporated common stock and Class B common stock by the weighted-average number of shares of common stock and Class B common stock outstanding during the period. If more dilutive, while the restricted shares were outstanding, undistributed earnings allocated to the participating security was subtracted from earnings in determining earnings attributable to holders of People Incorporated common stock and Class B common stock for basic EPS.
Diluted EPS is computed by dividing net earnings (loss) attributable to holders of People Incorporated common stock and Class B common stock by the weighted-average number of common stock and Class B common stock outstanding plus dilutive securities during the period. If more dilutive, while the restricted shares were outstanding, diluted EPS was adjusted for the reallocation of undistributed earnings allocated to the participating security in determining earnings attributable to holders of People Incorporated common stock and Class B common stock for diluted EPS.
The numerator and denominator of basic and diluted EPS computations for the Company’s common stock and Class B common stock are calculated as follows:

	Year Ended December 31,
	2025	2024	2023
	(In thousands, except per share data)
Basic EPS:
Numerator:
Net earnings (loss) from continuing operations	$51,097	$(611,834)	$232,663
Net (earnings) loss attributable to noncontrolling interests of continuing operations	(308)	(349)	1,689
Net earnings attributed to unvested participating security	—	—	(8,121)
Net earnings (loss) from continuing operations attributable to People Incorporated common stock and Class B common stock shareholders	50,789	(612,183)	226,231

(Loss) earnings from discontinued operations, net of tax	(152,567)	78,504	25,654
Net (earnings) loss attributable to noncontrolling interests of discontinued operations	(2,248)	(6,218)	5,936
Net earnings attributed to unvested participating security	—	—	(1,095)
Net (loss) earnings from discontinued operations attributable to People Incorporated common stock and Class B common stock shareholders	(154,815)	72,286	30,495

Net (loss) earnings attributable to People Incorporated common stock and Class B common stock shareholders	$(104,026)	$(539,897)	$256,726

Denominator:
Weighted average basic People Incorporated common stock and Class B common stock shares outstanding	80,077	83,130	83,569

Earnings (loss) per share:
Earnings (loss) per share from continuing operations attributable to People Incorporated common stock and Class B common stock shareholders	$0.63	$(7.36)	$2.71
(Loss) earnings per share from discontinued operations, net of tax, attributable to People Incorporated common stock and Class B common stock shareholders	(1.93)	0.87	0.36
(Loss) earnings per share attributable to People Incorporated common stock and Class B common stock shareholders	$(1.30)	$(6.49)	$3.07

	Year Ended December 31,
	2025	2024	2023
	(In thousands, except per share data)
Diluted EPS:
Numerator:
Net earnings (loss) from continuing operations	$51,097	$(611,834)	$232,663
Net (earnings) loss attributable to noncontrolling interests of continuing operations	(308)	(349)	1,689
Net earnings attributed to unvested participating security	—	—	(7,858)
Net earnings (loss) from continuing operations attributable to People Incorporated common stock and Class B common stock shareholders	50,789	(612,183)	226,494

(Loss) earnings from discontinued operations, net of tax	(152,567)	78,504	25,654
Net (earnings) loss attributable to noncontrolling interests of discontinued operations	(2,248)	(6,218)	5,936
Net earnings attributed to unvested participating security	—	—	(1,060)
Net (loss) earnings from discontinued operations attributable to People Incorporated common stock and Class B common stock shareholders	(154,815)	72,286	30,530

Net (loss) earnings attributable to People Incorporated common stock and Class B common stock shareholders	$(104,026)	$(539,897)	$257,024

Denominator:
Weighted average basic People Incorporated common stock and Class B common stock shares outstanding	80,077	83,130	83,569
Dilutive securities(a)(b)	1,972	—	2,895
Denominator for earnings per share—weighted average shares(a)(b)	82,049	83,130	86,464

Earnings (loss) per share:
Earnings (loss) per share from continuing operations attributable to People Incorporated common stock and Class B common stock shareholders	$0.62	$(7.36)	$2.62
(Loss) earnings per share from discontinued operations, net of tax, attributable to People Incorporated common stock and Class B common stock shareholders	(1.89)	0.87	0.35
(Loss) earnings per share attributable to People Incorporated common stock and Class B common stock shareholders	$(1.27)	$(6.49)	$2.97
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(a)     If the effect is dilutive, weighted average common shares outstanding include the incremental shares that would be issued upon the assumed exercise of stock options and subsidiary denominated equity; vesting of RSUs; and vesting of restricted common stock and PSUs, if applicable. For the years ended December 31, 2025 and 2023, 0.6 million and 3.6 million of potentially dilutive securities, respectively, were excluded from the calculation of diluted EPS because their inclusion would have been anti-dilutive.
(b)     For the year ended December 31, 2024, the Company had a loss from continuing operations and, as a result, approximately 8.5 million potentially dilutive securities were excluded from computing diluted EPS because the impact would have been anti-dilutive. Accordingly, the weighted average basic shares outstanding were used to compute the EPS amounts.